CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 520,836	$ 1,100,031
Total current assets	823,397	1,516,043
Intangible assets, net	5,000,001	5,000,001
Total assets	281,281,173	281,680,206
Total current liabilities	119,717	83,301
Total liabilities	9,779,717	9,743,301
Preferred stock
Total equity		(8,203,095)
Total liabilities and stockholders’ deficit	281,281,173	281,680,206
Southland Holding Llc [Member]
Cash and cash equivalents	46,116,000	63,342,000
Restricted cash	13,370,000	47,900,000
Accounts receivable, net	175,111,000	126,702,000
Retainage receivables	115,278,000	110,971,000
Contract assets	380,663,000	374,624,000
Other current assets	26,480,000	22,977,000
Total current assets	757,018,000	746,516,000
Property and equipment, net	134,716,000	156,031,000
Right-of-use assets	13,470,000	15,816,000
Investments – unconsolidated entities	107,358,000	103,610,000
Investments – limited liability companies	2,590,000	1,926,000
Investments – private equity	3,472,000	3,925,000
Goodwill	1,528,000	1,528,000
Intangible assets, net	2,804,000	3,215,000
Other noncurrent assets	3,618,000	3,186,000
Total noncurrent assets	269,556,000	289,237,000
Total assets	1,026,574,000	1,035,753,000
Accounts payable	121,619,000	146,455,000
Retainage payable	37,153,000	32,706,000
Accrued liabilities	105,657,000	115,057,000
Current portion of long-term debt	41,703,000	41,333,000
Short-term lease liabilities	17,363,000	20,048,000
Contract liabilities	97,547,000	111,286,000
Total current liabilities	421,042,000	466,885,000
Long-term debt	230,282,000	195,597,000
Long-term lease liabilities	10,453,000	13,496,000
Deferred tax liabilities	5,886,000	5,962,000
Other noncurrent liabilities	49,656,000	51,462,000
Total long-term liabilities	296,277,000	266,517,000
Total liabilities	717,319,000	733,402,000
Noncontrolling interest	9,847,000	11,057,000
Members’ capital	273,521,000	267,831,000
Preferred stock	24,400,000	24,400,000
Accumulated other comprehensive income	1,487,000	(937,000)
Total equity	309,255,000	302,351,000
Total liabilities and stockholders’ deficit	$ 1,026,574,000	$ 1,035,753,000